CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Solar revenues	$ 0	$ 0	$ 0	$ 36	$ 58	$ 49	$ 296	$ 13	$ 124	$ 0	$ 94	$ 94	$ 95	$ 482	$ 173
Cost of solar revenues	0	0	0	30	43	44	141	24	62	0	73	73	72	271	50
Gross profit	0	0	0	6	15	5	155	(11)	62	0	21	21	23	211	123
Operating expenses:
Research and development	67,726	67,521	51,496	42,525	24,077	22,781	9,482	11,854	23,397	122,889	66,602	118,098	185,619	67,514	58,374
Selling, general, and administrative	70,672	64,903	65,782	44,104	7,935	5,154	3,693	5,344	6,501	136,099	52,039	117,821	182,724	20,692	12,238
Impairment expense		14,415	0	0	0	0	0	0	0				14,415	0	0
Total operating expenses	138,398	146,839	117,278	86,629	32,012	27,935	13,175	17,198	29,898	258,988	118,641	235,919	382,758	88,206	70,612
Loss from operations	(138,398)	(146,839)	(117,278)	(86,623)	(31,997)	(27,930)	(13,020)	(17,209)	(29,836)	(258,988)	(118,620)	(235,898)	(382,735)	(87,995)	(70,489)
Other income (expense):
Interest income (expense), net	(92)	(53)	171	22	62	374	411	338	333	(101)	84	255	202	1,456	686
Revaluation of warrant liabilities	(2,511)			(29,157)						(1,560)	(29,157)		13,448
Loss on forward contract liability	0	0	0	0	(1,324)	0	0	0	0	0	(1,324)	(1,324)	(1,324)	0	0
Other income (expense), net	(1,102)	(597)	(340)	(23)	114	1,278	85	9	1	(883)	91	(249)	(846)	1,373	6
Loss before income taxes and equity in net loss of affiliates	(142,103)	(142,629)	(79,702)	(115,781)	(33,145)	(26,278)	(15,368)	(16,764)	(30,095)	(261,532)	(148,926)		(371,255)	(88,505)	(66,295)
Loss before income taxes and equity in net loss of affiliates	(142,103)	(142,629)	(79,702)	(115,781)	(33,145)	(26,278)	(15,368)	(16,764)	(30,095)	(261,532)	(148,926)		(371,255)	(88,505)	(66,295)
Income tax expense (benefit)	2	(1,030)	2	1	1	1	146	2	2	3	2	4	(1,026)	151	(2,002)
Loss before equity in net loss of affiliates	(142,105)	(141,599)	(79,704)	(115,782)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)	(261,535)	(148,928)		(370,229)	(88,656)	(64,293)
Equity in net loss of affiliates	(1,126)	(637)	0	0	0	0	0	0	0	(1,920)	0		(637)	0	0
Net loss attributable to common stockholders	(143,231)	(142,236)	(79,704)	(115,782)	(33,146)	(26,279)	(15,514)	(16,766)	(30,097)	(263,455)	(148,928)	(228,632)	(370,866)	(88,656)	(64,293)
Premium paid on repurchase of redeemable convertible preferred stock	0	0	0	(13,407)	0	(16,816)	0	0	0	0	(13,407)	(13,407)	(13,407)	(16,816)	(166)
Net loss attributable to common stockholders	$ (143,231)	$ (142,236)	$ (79,704)	$ (129,189)	$ (33,146)	$ (43,095)	$ (15,514)	$ (16,766)	$ (30,097)	$ (263,455)	$ (162,335)	$ (242,039)	$ (384,273)	$ (105,472)	$ (64,459)
Net loss per share attributable to common stockholders:
Basic (in dollars per share)	$ (0.36)	$ (0.37)	$ (0.21)	$ (0.43)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)	$ (0.67)	$ (0.56)	$ (0.76)	$ (1.15)	$ (0.40)	$ (0.28)
Diluted (in dollars per share)	$ (0.36)	$ (0.38)	$ (0.31)	$ (0.43)	$ (0.12)	$ (0.16)	$ (0.06)	$ (0.06)	$ (0.12)	$ (0.67)	$ (0.56)	$ (0.79)	$ (1.18)	$ (0.40)	$ (0.28)
Weighted average shared used to compute net loss per share attributable to common stockholders:
Basic (in shares)	394,577,711	385,983,645	377,660,477	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343	393,390,377	287,822,558	318,315,891	335,325,271	262,528,769	226,465,041
Diluted (in shares)	394,577,711	386,323,048	378,286,678	303,785,616	271,896,258	268,698,455	260,534,724	260,406,343	260,406,343	393,390,377	287,822,558	318,976,447	335,831,033	262,528,769	226,465,041
Net loss attributable to common stockholders	$ (143,231)			$ (129,189)						$ (263,455)	$ (162,335)		$ (397,721)	$ (105,472)	$ (64,459)
Series A Redeemable Convertible Preferred Stock Warrants
Other income (expense):
Revaluation of warrant liabilities		$ 0	$ 0	0	$ 0	$ 0	$ (2,844)	$ 98	$ (593)				0	(3,339)	3,502
VectoIQ Warrants
Other income (expense):
Revaluation of warrant liabilities		$ 4,860	$ 37,745	$ (29,157)	$ 0	$ 0	$ 0	$ 0	$ 0		$ (29,157)	$ 8,588	$ 13,448	$ 0	$ 0